June 19, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Van Kampen Municipal Opportunity Trust (File No. 811-06567)
Invesco Municipal Premium Income Trust (File No. 811-05688)
Invesco Van Kampen Select Sector Municipal Trust (File No. 811-08000)
Invesco Van Kampen Trust for Value Municipals (File No. 811-06472)
(collectively, the “Trusts”)
Preliminary Proxy Materials

Ladies and Gentlemen:
Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Joint Annual Meeting of Shareholders, proxy statement, and form of proxy cards to be furnished to the holders of Variable Rate Muni Term Preferred Shares of the Trusts in connection with a meeting of shareholders that is scheduled to be held on July 17, 2012.
Please send copies of all correspondence with respect to the preliminary proxy materials to my attention or contact me at 713.214.1968.
Very truly yours,
/S/ Stephen R. Rimes
Stephen R. Rimes
Counsel